Income Taxes - Provision for (Recoveries) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Current income taxes
Provision for (recovery of) income taxes for the current period	$ 2,675	$ 2,873	$ 2,073
Adjustments in respect of prior years and other	93	(76)	5
Total current income taxes	2,768	2,797	2,078
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	54	76	215
Effect of changes in tax rates	10	302	13
Adjustments in respect of prior years and other	(97)	7	(53)
Total deferred income taxes	(33)	385	175
Total provision for income taxes - Consolidated Statement of Income	2,735	3,182	2,253
Provision for (recovery of) income taxes - Statement of Other Comprehensive Income
Current income taxes	37	(48)	261
Deferred income taxes	1,070	(701)	(755)
Total income taxes	1,107	(749)	(494)
Income taxes - other non-income related items including business combinations and other adjustments
Current income taxes	(7)	(3)	29
Deferred income taxes	(6)	(2)
Income taxes related to business combinations and other adjustments., Total	(13)	(5)	29
Total provision for (recovery of) income taxes	3,829	2,428	1,788
Current income taxes
Federal	1,256	1,491	1,115
Provincial	891	1,055	797
Foreign	651	200	456
Current income tax expense benefit	2,798	2,746	2,368
Deferred income taxes
Federal	127	(244)	(233)
Provincial	87	(160)	(156)
Foreign	817	86	(191)
Deferred income taxes	1,031	(318)	(580)
Total provision for (recovery of) income taxes	$ 3,829	$ 2,428	$ 1,788